Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	$ 1,349,709	$ 1,173,475
Cash outflow for leases	$ 2,675,287